SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation
(a)	Basis of presentation

The consolidated financial statements of the Company, its subsidiaries and the VIEs are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principles of consolidation
(b)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, and the VIEs for which the Company is the ultimate primary beneficiary. Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity. The VIEs for which the Company is the ultimate primary beneficiary, eHi Information and eHi Car Sharing, have insignificant operations; related balances and transactions are immaterial for all periods presented.

All transactions and balances among the Company, its subsidiaries, and the VIEs have been eliminated in consolidation.

Use of estimates
(c)      Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ materially from such estimates. Significant accounting estimates reflected in the Company’s consolidated financial statements include the allowance for doubtful accounts, costs related to customer loyalty programs, useful lives of vehicles and other tangible or intangible assets, residual values of vehicles, impairment of intangibles and long-lived assets, certain accruals or contingent liabilities, valuation allowances for deferred tax assets, provisions for uncertain tax positions, and valuation of share-based awards and forfeiture rates.

Foreign currency and foreign currency translation
(d)      Foreign currency and foreign currency translation

The Company uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated outside of the PRC is the United States dollar (“US$”), while the functional currency of the PRC entities is RMB as determined based on the criteria of ASC 830, Foreign Currency Matters.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the balance sheet date exchange rate. The resulting exchange differences are included in the consolidated statements of comprehensive income (loss) as general and administrative expenses. Transaction gains and losses resulting from intercompany foreign currency transactions that are of a long-term investment nature are treated in the same manner as translation adjustments and included in cumulative translation adjustments, which is a separate component of shareholders’ equity in the consolidated financial statements.

Assets and liabilities of the Company and its subsidiaries incorporated outside of the PRC are translated into RMB at year-end exchange rates. Income and expense items are translated at average exchange rates prevailing during the year. Translation adjustments are reported as foreign currency translation adjustments and are shown as a component of other comprehensive income or loss in the consolidated statements of changes in shareholders’ equity (deficit). The rates of exchange for the U.S. dollar used for translation purposes were RMB6.4936 on December 31, 2015 and RMB6.9370 on December 31, 2016. The average rates of exchange for the U.S. dollar used for translation purposes were RMB6.1428, RMB6.2284, and RMB6.6401 for 2014, 2015, and 2016, respectively.

The unaudited United States dollar (“US$”) amounts disclosed in the accompanying financial statements are presented solely for the convenience of the reader. Unless the amounts were from transactions originally denominated in U.S. dollars or otherwise noted, all translations from RMB into U.S. dollars and from U.S. dollars to RMB for the convenience of the reader were calculated at the rate of US$1.00 = RMB6.9430 on December 31, 2016, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Concentration of credit risk
(e)	Concentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash and cash equivalents and accounts receivable.

The Company deposits its cash and cash equivalents with financial institutions located in jurisdictions where the subsidiaries are located. The Company believes that no significant credit risk exists as these banks are major financial institutions with high credit quality.

When providing services, the Company generally requires individual customers to make advance payments, or a deposit from the corporate and institutional clients before services are rendered. Accounts receivable primarily represents those receivables derived in the ordinary course of business in relation to corporate and institutional clients. The Company offers payment terms in the range of 45 — 60 days to all corporate and institutional clients. Substantially all revenue was derived from customers located in China.

No single customer accounted for more than 10% of the Company’s consolidated accounts receivable as of December 31, 2015 and 2016, or for more than 10% of the Company’s consolidated net revenues in any of the periods presented.

Cash and cash equivalents
(f)	Cash and cash equivalents
  Cash and cash equivalents consist of cash in banks, which are unrestricted as to withdrawal or use.

Restricted cash
(g)     Restricted cash

Restricted cash includes cash and cash equivalents that are not readily available for the Company’s normal disbursements. Restricted cash and cash equivalents are primarily related to cash deposits with banks and financial institutions required as part of the Company’s short-term borrowing arrangements (Note 9) and syndicated loan (Note 10).

Investments
(h)	Investments

For investments where the Company does not have a controlling financial interest, the Company evaluates if they are investments in debt and equity securities and if they provide the Company with the ability to exercise significant influence over the operating and financial policies of the investees. Investments in debt and equity securities are classified into one of three categories: (i) ‘‘held to maturity’’ which are reported at amortized cost; (ii) ‘‘trading securities’’ which are reported at fair value with unrealized holding gains and losses recorded in earnings; and (iii) ‘‘available for sale’’ which are reported at fair value with changes in unrealized gains and losses recorded in other comprehensive income. The equity method is used for investments where the Company does not have a controlling financial interest but has the ability to exercise significant influence over the operating and financial policies of the investee. The cost method is used for investments where the Company does not have the ability to exercise significant influence over the operating and financial policies of the investee.

Investments are evaluated for impairment when facts or circumstances indicate that the fair value of an investment is less than its carrying value. The Company reviews several factors to determine whether a loss is other-than-temporary including, but not limited to, (1) nature of the investment; (2) cause and duration of the impairment; (3) extent to which fair value is less than cost; (4) current economic and market conditions; and (5) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value.

Accounts receivable, net of allowance for doubtful accounts
(i)	Accounts receivable, net of allowance for doubtful accounts

Accounts receivable mainly consist of amounts due from the Company’s corporate and institutional clients, which are recognized and carried at the original invoice amount less an allowance for doubtful accounts. The Company performs ongoing credit evaluation of its customers, and assesses the allowance for doubtful accounts based upon expected collection ability based on the age of the receivables and factors surrounding the credit risk of specific customers.

Short term loan receivable
(j)      Short term loan receivable

Short-term loan receivables consist of loans extended to third-parties and are recorded at amortized cost. The Company records interest on an accrual basis and recognizes it in "Interest income" as earned in accordance with the contractual terms of the loan agreement, to the extent that such amounts are expected to be collected.

Vehicles held for sale
(k)	Vehicles held for sale

Vehicles held for sale consist of used vehicles subject to signed sales agreements awaiting completion of title transfer. When a vehicle is reclassified as held for sale and transferred from property, plant and equipment, it is not further depreciated and is stated at lower of cost and net realizable value. Cost is the net book value upon the reclassification of the vehicle. Net realizable value is the selling price in accordance with the sales agreement less the estimated costs to be incurred upon the completion of title transfer. As of December 31, 2016, the vehicles reclassified as held for sale are expected to complete title transfer within one year.

Property and equipment, net
(l)      Property and equipment, net

Property and equipment is stated at cost, less accumulated depreciation and impairment. Initial cost is comprised of the purchase price, plus any costs directly attributable to bringing the property and equipment to the location and condition necessary for its intended use. Depreciation of property and equipment is calculated on a straight-line basis, after consideration of expected useful lives and estimates of residual values. The Company begins depreciating vehicles when they are ready for their intended use. The estimated useful lives of these assets are generally as follows:

Category	Estimated useful lives
Vehicles	3-4 years
In-car equipment	3 years
Office furniture and equipment	5 years
Software	3 - 5 years
Building	39 years
Leasehold improvements	Over the shorter of the lease term or the estimated useful life - 1-5 years

Construction in progress represents offices under construction and newly acquired vehicles which are not yet been placed in service. Construction in progress is transferred to property and equipment and depreciation commences when an asset is ready for its intended use.

Vehicles

A vehicle is considered ready for its intended use generally when the license plate for the vehicle is obtained, the vehicle is insured, and when a GPS tracking device is installed. Expenditures for repairs and maintenance of vehicles are expensed as incurred. The Company expects to hold its vehicles generally for a period of approximately three to four years before their disposal, except for vehicles subject to repurchase programs, which have a holding period that typically ranges from 12 to 24 months. The estimated residual value of vehicles which are not subject to the repurchase programs are typically based on the current market price for used vehicles obtained from used vehicle dealers or the used car market for similar models.

The Company monitors accounting estimates relating to vehicles on a quarterly basis, including the depreciation rates and estimated residual values. Changes made to estimates are reflected in vehicle-related depreciation expense on a prospective basis. In addition, depreciation expense associated with vehicles subject to repurchase programs is recorded based on the contractual repurchase prices and holding periods, and is adjusted if the repurchase conditions are not met. When a vehicle is reclassified as held for sale, it is not further depreciated and is accounted for as held for sale. Gain or loss on disposed vehicles or vehicles held for sale is recognized as an adjustment to depreciation expense as part of cost of revenues. The Company recorded losses of RMB516,550 , RMB5,055,620 and a gain of RMB1,848,313 on disposals of vehicles or held-for-sale reclassifications for the years ended December 31, 2014, 2015 and 2016, respectively. The Company fully writes off the net carrying value of a vehicle if the vehicle cannot be tracked via the installed GPS system for more than six months and cannot be otherwise located, as the Company believes that the chance of recovering the vehicle in such circumstances is remote, such losses are recorded as part of cost of revenues.

Intangible assets
(m)	Intangible assets

Intangible assets are substantially comprised of car rental operating licenses and vehicle license plates acquired from third parties and local administration authorities. Gross carrying value totaled RMB45,367,164 and RMB64,101,470 as of December 31, 2015 and 2016, respectively.

The car rental operating licenses are originally assigned a fixed operating period, which can be extended upon expiration without significant additional cost. The Company also believes that there is no significant risk involved in the car rental operating license renewal process. Further, there are no legal, regulatory, or contractual provisions of which the Company is aware that may limit the useful life of such licenses. As such, the Company considers such car rental operating licenses to be indefinite-lived and carries them at cost less any subsequent impairment losses. Vehicle license plates do not expire and require no renewal. Therefore, they are similarly considered to be indefinite-lived and are carried at cost less any subsequent accumulated impairment losses.

Impairment of intangible assets and long-lived assets
(n)	Impairment of intangible assets and long-lived assets

The Company evaluates intangible assets and long-lived assets for impairment whenever events or changes in circumstances indicate that the assets might be impaired. For long-lived assets, when these events occur, the Company evaluates impairment by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition.  For indefinite lived assets, the impairment test consists of a comparison of the fair value with carrying value. If the carrying value of an intangible asset exceeds its fair value, which is generally determined using the income approach, market approach, or a combination thereof, an impairment loss is recognized. No impairment charges were recognized for the years ended December 31, 2014, 2015, and 2016.

Deposits and advances from customers
(o)	Deposits and advances from customers

Customer deposits:

The Company collects deposits from corporate and institutional clients upon entering into negotiated contracts, and such amount is refundable at the end of the contract period provided no contract violations are noted. For individual customers, the Company collects additional amounts from them upon return of the rental vehicle based on the estimated repair and other relevant costs. In situations where the contract is violated or damage is caused to the vehicle, customer deposits received are used to offset expenses incurred in the period such incidents occur, and the excess amount is returned to customers. The customer deposits are classified as accrued expenses and other current liabilities on the consolidated balance sheets. The Company records a loss in the consolidated statements of comprehensive income (loss) if expenses incurred for repair exceed customer deposit amounts.

Advances from customers:

Individual customers pay in advance prior to the rental vehicle pick-up. Payments received from customers are initially recorded as advances from customers and are recognized as revenues when revenue recognition criteria are met.

Revenue recognition
(p)      Revenue recognition

Revenue from car rentals and car services are generally recognized over the rental period. Revenue from the sale of gasoline is recognized when the vehicle is returned and is based on the actual volume of gasoline consumed or a contracted fee paid by the customer. For car rentals, payments are generally collected from customers in advance, and are recorded as advances from customers in the consolidated balance sheets until the revenue recognition criteria are met. Customers who purchase car services are generally on credit terms, and the initial credit evaluation is conducted before credit is extended. Revenue is recognized when collectability is reasonably assured and all other revenue recognition criteria are met.

Occasionally, the Company engages contracted service providers in offering car services to its customers where the Company currently does not provide such services in certain cities or such services exceed the Company’s existing capacity. The end customers sign service contracts directly with the Company in such arrangements and the Company is the party responsible for customers’ acceptance for services rendered. In case of customer disputes, the Company resolves customer complaints and is solely responsible for refunding customers their payments. Therefore, the Company is considered the primary obligor in transactions involving the use of contracted service providers. The Company also determines the service fee and bears the credit risk. As a result, the Company recognizes revenue under contracted service provider arrangements on a gross basis.

In the accompanying consolidated statements of comprehensive income (loss), revenue is presented net of business tax, VAT and other related surcharges. Costs of revenue associated with car rentals and car services have not been presented separately as the Company cannot reasonably and reliably estimate and allocate expenses to each of the revenue streams.

Lease Obligations
(q)	Lease Obligations

In accordance with ASC 840, Leases, leases for a lessee are classified at the inception date as either a capital lease or an operating lease. The Company assesses a lease to be a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property's estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. The capitalized lease obligation reflects the present value of future rental payments, discounted at the appropriate interest rates. The cost of the asset is amortized over the lease term. However, if ownership is transferred at the end of the lease term, the cost of the asset is amortized as set out under the property and equipment section of this note.

Operating lease expenses are recognized on a straight-line basis over the applicable lease term.

Net investment in direct financing leases
(r)      Net investment in direct financing leases

For leases where the Company is the lessor, a transaction is accounted for as a direct financing lease if the transaction satisfies one of the four capital lease conditions as discussed under the capital lease obligations section of this note, the collectability of the minimum lease payments is reasonably predictable, and there are no important uncertainties surrounding the amount of unreimbursable costs yet to be incurred by the Company under the lease.

The net investment in the direct financing leases consists of the minimum lease payments, net of executory costs and profits thereon, unguaranteed residual value, accruing to the benefit of the company and initial direct costs less unearned income. Over the period of a lease, each lease payment received is allocated between the repayment of the net investment in the lease and financing lease income based on the effective interest method so as to produce a constant rate of return on the balance of the net investment in the lease. The net investment in the direct financing leases is classified as current or non-current assets in the balance sheets based on the duration of the remaining lease terms.

The Company records revenue attributable to direct financing leases so as to produce a constant rate of return on the balance of the net investment in the lease. Total direct financing leases revenues were RMB 1,167,659, RMB7,197,316 and RMB10,140,216 for the years ended December 31, 2014, 2015 and 2016, respectively, and were recorded in car rental revenues in the consolidated statements of comprehensive income (loss).

Customer loyalty program
(s)      Customer loyalty program

The Company has a customer loyalty program where registered members earn points upon eligible purchases and such points can be redeemed for free rental periods, mileage upgrades, and other free gifts.  The Company estimates the incremental costs associated with the Company’s future obligation to its customers, and records them as selling and marketing expense in the consolidated statements of comprehensive income (loss). Unredeemed membership points are recorded in accrued expenses and other current liabilities in the consolidated balance sheets.  The Company adjusts the liability associated with the customer loyalty program based on the Company’s estimate of future redemption of membership points prior to their expiration, which is three calendar years from the day the membership points are awarded. As of December 31, 2015 and 2016, the accrued liabilities associated with the customer loyalty program were RMB4,412,036 and RMB7,185,774, respectively.

Advertising costs
(t)	Advertising costs

The Company expenses advertising costs as incurred. Total advertising expenses were RMB16,104,661, RMB28,946,698 and RMB38,968,240 for the years ended December 31, 2014, 2015 and 2016, respectively, and were recorded in selling and marketing expenses in the consolidated statements of comprehensive income (loss).

Taxation
(u)      Taxation

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and tax credits, if any. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in which temporary differences are expected to be received or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of operations in the period of the enactment of the change. The components of deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities, or the expected timing of their use when they do not relate to a specific asset or liability.

The Company considers positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Company has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected for a company operating in the car rental industry.

The Company recognizes a tax benefit associated with an uncertain tax position when, in its judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. For a tax position that meets the more-likely-than-not recognition threshold, the Company initially and subsequently measures the tax benefit as the largest amount that the Company judges to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority. The Company’s liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The Company’s effective tax rate includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Company classify interest and penalties recognized on the liability for unrecognized tax benefits as income tax expense.

Government grants and subsidy income
(v)	Government grants and subsidy income

The Company receives government grants and subsidies in the PRC from various levels of local governments from time to time which are granted for general corporate purposes and to support its ongoing operations in the regions. The Company is also entitled to receive financial subsidies in relation to the VAT Pilot Program as discussed in Note 11. These government subsidies are recorded as other operating income in the consolidated statement of comprehensive income (loss) in the period cash is received. For government grants that contain certain operating conditions, the amounts are recorded as liabilities when received, and are recognized in the consolidated statements of comprehensive income (loss) as a reduction of the related costs for which the grants are intended to compensate when the conditions are met. Government grants relating to property, plant and equipment are included in non-current liabilities as deferred government grants and are credited to the consolidated statements of comprehensive income (loss) as reductions to depreciation expense on a straight-line basis over the expected lives of the related assets.

Fair value measurements
(w)     Fair value measurements

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels of inputs that may be used to measure fair value include:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments include cash and cash equivalents, restricted cash, accounts receivable, short-term loans receivable, accounts payable, advances from customers, certain accrued expenses and other current liabilities, and short-term and long-term debt. The carrying amounts of short-term financial instruments, excluding short-term debt, approximate their fair values due to the short-term maturity of these instruments. The carrying amounts of short-term debt as of December 31, 2015 and December 31, 2016 approximate their fair values as the interest rates they bear reflected the current quoted market yield for comparable debt (Level 2 inputs). The fair value of long-term borrowings is estimated based on quoted market rates as well as borrowing rates currently available for borrowings with a similar term, and the fair value of 2018 Senior Notes is estimated based on the average of the bid and ask price as of December 31, 2015 and December 31, 2016 (Level 2 inputs). The fair value of long-term debts including long-term borrowings and 2018 Senior Notes were RMB2,506,136,601 and RMB3,214,860,166 as of December 31, 2015 and 2016, as follows:

	As of December 31, 2015		As of December 31, 2016
	Nominal Unpaid		Nominal Unpaid
	Principal Balance	Aggregate Fair Value	Principal Balance	Aggregate Fair Value
Long-term borrowings, including current portion	1,166,594,365	1,217,498,714	1,747,583,173	1,755,993,820
2018 Senior Notes	1,298,720,000	1,288,637,887	1,387,400,000	1,458,866,346
Total long-term debt	2,465,314,365	2,506,136,601	3,134,983,173	3,214,860,166

Vehicle purchase deposits
(x)	Vehicle purchase deposits

The Company purchases vehicles through car dealers and makes advance payments in the ordinary course of business before title of vehicles are physically transferred to the Company. As the advance payments will be converted into property and equipment, which is a non-current asset, vehicle purchase deposits are accordingly classified as non-current assets on the consolidated balance sheets.

Share-based compensation
(y)      Share-based compensation

The Company recognizes share-based compensation based on the grant date fair value of equity awards, with compensation expense, net of a forfeiture rate, recognized over the period in which the grantee is required to provide services to the Company in exchange for the equity award. Share-based compensation expense is recognized (i) immediately at the grant date for awards with no vesting conditions or (ii) using the straight-line method for awards with graded vesting features and service conditions only. Share-based compensation expense is classified in the consolidated statements of comprehensive income (loss) based upon the job function of the grantee. For the years ended December 31, 2014, 2015 and 2016, the Company recognized share-based compensation expense of RMB12,681,141, RMB13,983,246 and RMB16,040,947, respectively, as follows:

	For the years ended December 31,
	2014	2015	2016
Cost of revenues	133,801	361,951	839,543
Selling and marketing expenses	489,831	894,680	401,498
General and administrative expenses	12,057,509	12,726,615	14,799,906
Total	12,681,141	13,983,246	16,040,947

Debt issuance costs and debt discounts
(z)	Debt issuance costs and debt discounts

The Company incurs costs in connection with debt issuance, such as legal and accounting fees. Debt issuance costs and debt discounts are initially recorded as direct deduction from the associated debt liability, and are amortized to interest expense over the term of the respective debt using the effective interest method.

Earnings (loss) per share
(aa)	Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to common shareholders by the weighted average number of common shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between common shares and other participating securities based on their participating rights. Net loss is not allocated to other participating securities if based on their contractual terms they are not obligated to share in the losses. Diluted earnings (loss) per share is calculated by dividing net income (loss) attributable to common shareholders by the weighted average number of common and dilutive common equivalent shares outstanding during the period. Common equivalent shares consist of shares issuable upon the exercise of share options using the treasury stock method. Common equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

Basic and diluted earnings (loss) per share are not reported separately for Class A or Class B common shares as each class of shares has the same rights to undistributed and distributed earnings.

Segment reporting
(ab)	Segment reporting

In accordance with ASC 280, Segment Reporting, the Company’s chief operating decision maker, the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Company as a whole and hence, the Company has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. The Company’s long-lived assets are substantially all located in the PRC and substantially all of the Company’s revenues are derived from within the PRC. Therefore, no geographical segments are presented.

Presentation of results of operations
(ac)	Presentation of results of operations

Commencing with the fourth quarter of 2015, the Company began reporting gross profit as a GAAP measure included in its results of operations in the accompanying consolidated statements of comprehensive income (loss).  This measure is defined, consistent with generally accepted accounting principles, as net revenues reduced by cost of revenues. The Company previously reported the caption “vehicle operating expenses”.  The Company has evaluated its presentation of results of operations and has concluded all relevant costs of revenue are included in “vehicle operating expenses”.  Accordingly, “vehicle operating expenses” have been re-titled “costs of revenue” for the current period and all historical periods, and gross profit has been presented for the current period and all historical periods. The Company will continue to present its results of operations in this fashion for future periods. The Company’s management concluded, after considering that gross profit is used internally by management as a performance measure and provides a meaningful additional performance metric reflecting the Company’s growth, that such measure was relevant for external financial reporting purposes.

Business Combinations
(ad)    Business Combinations

In accordance with ASC 805, Business Combinations, in business combinations not involving entities or businesses under common control, the Company measured the cost of an acquisition as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred and equity instruments issued. The transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of the (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive income (loss).

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to forecast the future cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Although management believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

A non-controlling interest is recognized to reflect the portion of a subsidiary’s equity which is not attributable, directly or indirectly, to the Company. Consolidated net income (loss) on the consolidated statements of comprehensive income (loss) includes the net income (loss) attributable to non-controlling interests when applicable. The cumulative results of operations attributable to non-controlling interests are also recorded as non-controlling interests in the Company’s consolidated balance sheets. Cash flows related to transactions with non-controlling interests are presented under financing activities in the consolidated statements of cash flows when applicable.

Recently issued accounting standards
(ae)    Recently issued accounting standards

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, "Revenue from Contracts with Customers," or ASU 2014-09. This update contains new accounting literature relating to how and when a company recognizes revenue. Under ASU 2014-09, a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods and services. ASU 2014-09 is effective for the Company’s fiscal year beginning January 1, 2018, which reflects a one year deferral approved by the FASB in July 2015, with early application permitted provided that the effective date is not earlier than the original effective date (which would be the Company’s fiscal year beginning January 1, 2017). In March 2016, the FASB issued an amendment (ASU 2016-08) to the new revenue recognition guidance clarifying how to determine if an entity is a principal or agent in a transaction. In April (ASU 2016-10), May (ASU 2016-12), and December (ASU 2016-20) of 2016, the FASB further amended the guidance to include performance obligation identification, licensing implementation, collectability assessment and other presentation and transition clarifications. The effective date and transition requirements for the amendments in this ASU are the same as the effective date and transition requirements for Topic 606 (and any other Topic amended by ASU 2014-09). The company has not early adopted ASU 2014-09 and it will become effective for the Company on January 1, 2018. The Company is currently in the process of analyzing each of its revenue streams to determine the impact the adoption of ASU 2014-09 will have on its financial statements and related disclosures. The standard permits the use of either the full retrospective or modified retrospective transition method. The Company has not yet selected a transition method nor has it determined the effect of the standard on its ongoing financial reporting. The Company is currently evaluating the potential impact to their contracts and revenue recognition. The Company will continue the evaluation, analysis, and documentation of its adoption of ASU 2014-09 (including those subsequently issued updates that clarify ASU 2014-09’s provisions) throughout 2017 as the Company works toward the implementation and finalizes its determination of the impact that the adoption will have on the consolidated financial statements.

In November 2015, the FASB issued ASU 2015-17, "Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes," or ASU 2015-17. This guidance was issued to simplify the presentation of deferred income taxes. The amendments in ASU 2015-17 require deferred tax assets and liabilities to be classified as noncurrent in a classified statement of financial position. ASU 2015-17 is effective for annual and interim periods beginning after December 15, 2016, and should be applied prospectively with early adoption permitted at the beginning of an interim or annual reporting period. We have not early adopted this update. The Company has completed its evaluation of the impact of the updated guidance and has concluded that it the impact on the consolidated financial statements will be limited to reclassification of deferred tax assets and liabilities, which presently are insignificant amounts on a net basis, to noncurrent captions.

In February 2016, the FASB issued ASU 2016-02, “Leases”. Under the new guidance, lessees will be required to recognize a lease liability and a lease asset for all leases, including operating leases, with a term greater than 12 months on the balance sheet. The updated guidance also expands the required quantitative and qualitative disclosures surrounding leases. Additionally, ASU 2016-02 aligns key aspects of lessor accounting with the new revenue recognition guidance in ASU 2014-09, “Revenue from Contracts with Customers” (see above). Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. This guidance also expands the requirements for lessees to record leases embedded in other arrangements and the required quantitative and qualitative disclosures surrounding leases. For lessors, the guidance modifies classification criteria and accounting for sales-type and direct financing leases and requires a lessor to derecognize the carrying value of the leased asset that is considered to have been transferred to a lessee and record a lease receivable and residual asset. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years, with earlier application permitted; hence, it applies to the Company beginning with calendar 2019. A modified retrospective transition approach is required for both lessees and lessors for existing leases at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The Company is still in the process of evaluating the impact of the adoption of this update on its consolidated financial statements and related disclosures.

In March 2016, the FASB issued ASU 2016-09, “Improvements to Employee Share-Based Payment Accounting”. This guidance affects entities that issue share-based payment awards to their employees. ASU 2016-09 is designed to simplify several aspects of accounting for share-based payment award transactions that include the income tax consequences, classification of awards as either equity or liabilities, classification on the statement of cash flows, and forfeiture rate calculations. ASU 2016-09 will become effective for annual and interim periods beginning after December 15, 2016, and early adoption is permitted in any interim or annual period. The Company is in the process of evaluating the impact of the adoption of this update on its consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15 Statement of Cash Flows (Topic 230): “Classification of Certain Cash Receipts and Cash Payments”. The standard is intended to eliminate diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. ASU 2016-15 will be effective for fiscal years beginning after December 15, 2017. Early adoption is permitted for all entities. The Company is in the process of evaluating the impact of this guidance on its consolidated financial statements.

In November 2016, the FASB issued ASU 2016-18, “Statement of Cash Flows: Restricted Cash”. The standard addresses the diversity in practice that exists in the classification and presentation of changes in restricted cash and requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. ASU 2016-18 is effective retrospectively for fiscal years and interim periods within those years beginning after December 15, 2017. The Company is in the process of evaluating the impact of this guidance on its consolidated financial statements.